Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2020
November 2, 2020
Effective immediately, Matthew G. Pallai is a co-portfolio manager for Harbor Target Retirement Income Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, Harbor Target Retirement 2055 Fund and Harbor Target Retirement 2060 Fund (each, a “Target Retirement Fund”).
Brian L. Collins and Linda M. Molenda will no longer serve as portfolio managers of the Target Retirement Funds effective at the close of business on November 13, 2020 and December 31, 2020, respectively. Effective at the close of business on November 13, 2020, Brian L. Collins will no longer serve as an officer of Harbor Funds. All references in each Target Retirement Fund’s Prospectus to Brian L. Collins and Linda M. Molenda will be removed as of those dates.

The following is added to the “Portfolio Management” section of each Fund Summary:
Matthew G. Pallai
Mr. Pallai, Executive Vice President and Head of Multi-Asset Solutions of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2020.

The “Portfolio Managers” section of “The Adviser” section of each Fund’s prospectus is replaced with the following:

Portfolio Managers
Harbor Capital Advisors, Inc. (“Harbor Capital”) has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. Committee membership consists of each of the portfolio managers of the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds, with Committee members being jointly and primarily responsible for the day-to-day investment decisions of the Funds. Mr. Pallai serves as the Committee’s Chairman, and Mr. Herbert has day-to-day responsibility for executing the Target Retirement Funds’ investment programs. The following table describes the portfolio managers’ business experience. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Target Retirement Funds.
Target Retirement Funds
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Brian L. Collins, CFA	2009	Mr. Collins joined Harbor Capital in 2004 and is an Executive Vice President, the Chief Investment Officer, and a Portfolio Manager. Prior to joining Harbor Capital, he was the Director of U.S. Investment Manager Research at Mercer Investment Consulting, Inc. Prior to that he was an Associate at IPC Group, LLC and a Trust Officer at Harris Trust and Savings bank. Mr. Collins began his investment career in 1990.
Paul C. Herbert, CFA, CAIA	2009	Mr. Herbert joined Harbor Capital in 2008 and is a Managing Director and Portfolio Manager. Previously he was Vice President of Investments at Harbor Capital and prior to that he held various roles at Morningstar, Inc. Mr. Herbert began his investment career in 1997.
Linda M. Molenda	2009	Ms. Molenda joined Harbor Capital in 1988 and is a Managing Director and Portfolio Manager. Previously she served as Senior Vice President of Harbor Capital. Ms. Molenda began her investment career in 1988.
Matthew G. Pallai	2020	Mr. Pallai joined Harbor Capital in 2020 and is an Executive Vice President, the Head of Multi-Asset Solutions and a Portfolio Manager. Prior to joining Harbor Capital, he was a portfolio manager at JPMorgan, most recently managing income strategies and advisory portfolios within their Multi Asset Solutions group. Mr. Pallai began his investment career in 2003.
Investors Should Retain This Supplement For Future Reference
S1020.P.TR

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harborfunds.com

Supplement to Statement of Additional Information dated March 1, 2020

November 2, 2020
Effective immediately, Matthew G. Pallai is a co-portfolio manager for Harbor Target Retirement Income Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, Harbor Target Retirement 2055 Fund and Harbor Target Retirement 2060 Fund (each, a “Target Retirement Fund”).
Brian L. Collins and Linda M. Molenda will no longer serve as portfolio managers of the Target Retirement Funds effective at the close of business on November 13, 2020 and December 31, 2020, respectively. Effective at the close of business on November 13, 2020, Brian L. Collins will no longer serve as an officer of Harbor Funds. All references in the Statement of Additional Information to Brian L. Collins and Linda M. Molenda will be removed as of those dates.

Effective immediately, the following is added to the “Other Accounts Managed” Section for the Harbor Target Retirement Funds found on pages 61-62:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR TARGET RETIREMENT FUNDS
Matthew G. Pallai
All Accounts	0	$—	0	$—	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

Effective immediately, the following is added to the “Securities Ownership” Section found on page 70:
As of September 30, 2020, Mr. Pallai beneficially owned shares of Harbor Target Retirement 2045 Fund with a value between $10,001 and $50,000.
Investors Should Retain This Supplement For Future Reference
S1020.SAI